Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly

Innovator Emerging Markets 10 Buffer ETF™ – Quarterly

Innovator Growth Accelerated ETF® – Quarterly

Innovator International Developed 10 Buffer ETF™ – Quarterly

Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly

Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly

Innovator U.S. Equity 10 Buffer ETF™ – Quarterly

Innovator U.S. Equity Accelerated ETF® – Quarterly

Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus
Dated February 28, 2025 or March 5, 2025

January 2, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately three months. The prior Outcome Period ended on December 31, 2025. Each Fund has commenced a new Outcome Period that began on January 1, 2026 and will end on March 31, 2026. For the new Outcome Period, the Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly does not have a Cap, and participates in the uncapped returns of the iShares 20+ Year Treasury Bond ETF. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund Name	Ticker	Cap	Investment Objective
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly	TFJL	Uncapped*	The Fund seeks to provide investors with returns that match the price return of the iShares 20+ Year Treasury Bond ETF (prior to taking into account management fees and other fees) while providing a maximum loss of 5% (prior to taking into account management fees and other fees) of iShares 20+ Year Treasury Bond ETF™ losses, over the period from January 1, 2026 through March 31, 2026.
Innovator Emerging Markets 10 Buffer ETF™ – Quarterly	EBUF	Gross:3.07% Net: 2.84%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the iShares MSCI Emerging Markets ETF, up to the upside cap of 3.07% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of iShares MSCI Emerging Markets ETF losses, over the period from January 1, 2026 through March 31, 2026.

Innovator Growth Accelerated ETF® – Quarterly	XDQQ	Gross: 8.08% Net: 7.88%*	The Fund seeks to provide investors with returns that are twice those of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 8.08% (prior to taking into account management fees and other fees) while approximately matching Invesco QQQ TrustSM, Series 1 losses, over the period from January 1, 2026 through March 31, 2026.
Innovator International Developed 10 Buffer ETF™ – Quarterly	IBUF	Gross: 2.49% Net: 2.27%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the iShares MSCI EAFE ETF, up to the upside cap of 2.49% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of iShares MSCI EAFE ETF losses, over the period from January 1, 2026 through March 31, 2026.
Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly	QBUF	Gross: 3.79% Net: 3.59%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 3.79% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from January 1, 2026 through March 31, 2026.
Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly	EALT	Gross: 5.75% Net: 5.57%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 5.75% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against SPDR® S&P 500® ETF Trust losses of between 5% and 15% (prior to taking into account management fees and other Fund operating expenses) over the period from January 1, 2026 through March 31, 2026.
Innovator U.S. Equity 10 Buffer ETF™ – Quarterly	ZALT	Gross: 3.01% Net: 2.83%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 3.01% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other Fund operating expenses) of SPDR® S&P 500® ETF Trust losses, over the period from January 1, 2026 through March 31, 2026.

Innovator U.S. Equity Accelerated ETF® – Quarterly	XDSQ	Gross: 6.24% Net: 6.04%*	The Fund seeks to provide investors with returns that are twice those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 6.24% (prior to taking into account management fees and other fees) while approximately matching SPDR® S&P 500® ETF Trust losses, over the period from January 1, 2026 through March 31, 2026.
Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly	RBUF	Gross: 4.02% Net: 3.82%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the iShares Russell 2000 ETF, up to the upside cap of 4.02% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of iShares Russell 2000 ETF losses, over the period from January 1, 2026 through March 31, 2026.

* Takes into account the Fund’s unitary management fee for the Outcome Period.

In connection with the onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	The Fund’s investment objective is deleted in its entirety and replaced with the investment objective set forth in the table above.

2.	All references to the dates associated with the prior Outcome Period are deleted in their entirety and replaced with references to the new Outcome Period: January 1, 2026 through March 31, 2026.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference